Long-Term Debt - Additional Information (Detail) $ / shares in Units, $ in Thousands, shares in Millions	1 Months Ended				3 Months Ended	12 Months Ended
	May. 31, 2013 USD ($)	May. 29, 2013 USD ($)	Jan. 31, 2013 USD ($)	Dec. 31, 2011 USD ($) $ / shares shares	Jun. 30, 2013 USD ($)	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($) $ / shares shares	Sep. 30, 2014 USD ($)
Debt Instrument [Line Items]
Debt instrument carrying amount						$ 383,904
Maturity date of debt instruments				Sep. 30, 2015
Warrants which allow for the purchase common stock | shares				1.6					1.6
Warrants, which allow for the purchase common stock at a price | $ / shares				$ 2.50					$ 2.50
Detachable warrants expire in				2018-12
Warrants outstanding | shares						0.7
Proceeds from issuance of long term debt							$ 350,000	$ 62,075
Repayments of lines of credit					$ 30,000		30,000
Minimum cash requirement, current								35,000
Minimum cash requirement, reduced								15,000
Additional letter of credit sub-facility								15,000
Minimum specified collateral value								$ 225,000
Letter of credit collateral percentage								105.00%
Outstanding letters of credit						$ 15,600		$ 12,400
Transferred outstanding letters of credit from our stand-alone facility			$ 12,400
Additional increasing liquidity			$ 13,000
Extinguishment of term loan loss					48,400
Prepayment premium					39,500
Write off of unamortized debt discount on term loan					6,800
Write off of unamortized deferred loan cost					2,100
Debt issuance cost							15,600
Borrowings under revolving credit facility					$ 30,000	30,000	30,000
Borrowings excess availability						146,100
Line of credit facility qualified cash						16,700
Line Of Credit Stand Alone Facility
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity				$ 20,000					$ 20,000
Line of credit commitment fee percentage								0.50%
Interest rates of outstanding letters of credit								2.00%
Line Of Credit Stand Alone Facility | Maximum
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity								$ 20,000
Line Of Credit Stand Alone Facility | Minimum
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity								10,000
Letter of Credit
Debt Instrument [Line Items]
Collateralized letters of credit				14,200				13,000	14,200
Senior Secured Revolving Facility
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity		$ 175,000				$ 175,000
Repayments of lines of credit									20,000
Line of credit commitment fee percentage						0.50%
Interest rates of outstanding letters of credit						1.75%
Outstanding letters of credit						$ 15,600
Revolving credit facility agreement in years		5 years
Debt issuance cost							4,400
Unamortized deferred loan cost							900
Line of credit facility, remaining borrowing capacity						$ 129,400
Line of credit facility outstanding										$ 30,000
Weighted average interest rate of debt outstanding					4.00%					1.98%
Fronting fee per annum						0.125%
Minimum fixed charge coverage ratio						1.00
Debt instrument minimum excess availability-dollars						$ 17,500
Debt instrument minimum excess availability-percentage						10.00%
Senior Secured Revolving Facility | Maximum | Base Rate
Debt Instrument [Line Items]
Debt instrument applicable rate						1.25%
Senior Secured Revolving Facility | Maximum | Eurodollar
Debt Instrument [Line Items]
Debt instrument applicable rate						2.25%
Senior Secured Revolving Facility | Minimum | Base Rate
Debt Instrument [Line Items]
Debt instrument applicable rate						0.75%
Senior Secured Revolving Facility | Minimum | Eurodollar
Debt Instrument [Line Items]
Debt instrument applicable rate						1.75%
Sub-Facility
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity								$ 15,000
Line of credit commitment fee percentage								0.50%
Interest rates of outstanding letters of credit								3.00%
Letter of credit transferred
Debt Instrument [Line Items]
Outstanding letters of credit		$ 12,700
Stand Alone Facility
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity								$ 10,000
Senior Secured Floating Rate Notes Due 2016
Debt Instrument [Line Items]
Debt instrument carrying amount								$ 139,700
Maturity date of debt instruments								Feb. 15, 2016
Variable rate of basis of debt instruments								3-month LIBOR (subject to a 3.0% floor) plus 10.0%.
Repayments of long-term debt	$ 139,700
Amount of debt extinguishment						$ 139,700
Term Loan
Debt Instrument [Line Items]
Debt instrument carrying amount				$ 160,000					$ 160,000
Variable rate of basis of debt instruments								3-month LIBOR (subject to a 2% floor) plus 9.5%
Repayments of long-term debt	225,000
Net percentage of proceeds from debt issuance				97.00%				95.50%
Proceeds from issuance of long term debt				$ 119,600				$ 60,900
Additional term loan principal								$ 65,000
2021 Notes
Debt Instrument [Line Items]
Maturity date of debt instruments						Jun. 01, 2021
Net percentage of proceeds from debt issuance		100.00%
Aggregate principal amount		$ 350,000				$ 350,000
Private offered aggregate principal amount rate		7.625%
Debt issuance cost							$ 11,200
Debt instrument interest rate terms						Payable semi-annually in arrears on June 1 and December 1 of each year.
Purchase price, Percentage of principal amount						101.00%
Redemption price Description						Equal to par plus a specified premium that declines to par
2021 Notes | Level 2
Debt Instrument [Line Items]
Fair value of the notes						$ 356,800
Term Loan Due On 2015
Debt Instrument [Line Items]
Amount of debt extinguishment	$ 225,000